Share-Based Compensation - Summary of RSU activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)
Weighted average grand date fair value
Weighted-average period for recognition of share-based compensation expense relating to unvested options	4 years 9 months 29 days	4 years 9 months 29 days
2018 Plan | RSU
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	8,295,240	8,295,240
Granted (in shares) | shares	36,409,188	36,409,188	8,295,240
Vested | shares	(567,636)	(567,636)
Forfeited (in shares) | shares	(2,761,724)	(2,761,724)
Outstanding at end of the year (in shares) | shares	41,375,068	41,375,068	8,295,240
Weighted average grand date fair value
Outstanding at beginning of the year	$ 6.2519
Granted	6.7698			$ 6.2519
Vested	6.9225
Forfeited	6.4514
Outstanding at end of the year	6.6855			6.2519
Weighted average grant date fair value of RSUs granted	$ 6.6855			$ 6.2519	$ 6.6855
Total fair value of RSUs vested during the period	$ 3,889	¥ 27,073	¥ 0
Unrecognized share-based compensation expenses					$ 208,490	¥ 1,451,466
Weighted-average period for recognition of share-based compensation expense relating to unvested options	3 years 4 months 6 days	3 years 4 months 6 days